Contingent Common Shares Liability	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Contingent Common Shares Liability
Note 14. Contingent Common Shares Liability
Earnout Shares
Subject to the terms and conditions of the Merger Agreement, certain stockholders of Wilco Holdco, Inc. were provided the contingent right to receive, in the aggregate, up to 15.0 million shares of Class A common stock if, from the closing of the Business Combination until the 10 th
anniversary thereof, the dollar volume-weighted average price (“VWAP”) of Class A common stock exceeds certain thresholds:

•	The first issuance of 5.0 million Earnout Shares will occur if the VWAP exceeds $12.00 for any 5 trading days within any consecutive 10 trading day period.

•	The second issuance of 5.0 million Earnout Shares will occur if the VWAP exceeds $14.00 for any 5 trading days within any consecutive 10 trading day period.

•	The third issuance of 5.0 million Earnout Shares will occur if the VWAP exceeds $16.00 for any 5 trading days within any consecutive 10 trading day period.
The Earnout Shares are subject to acceleration in the event of a sale or other change in control if the holders of Class A common stock would receive a per share price in excess of the applicable Earnout Shares price target.
The Company accounts for the potential Earnout Shares as a liability in accordance with the guidance in ASC 480,
Distinguishing Liabilities from Equity
, and ASC 815,
Derivatives and Hedging,
and is subject to
re-measurement
at each balance sheet date. Changes in fair value are recognized in the Company’s consolidated statements of operations. On June 16, 2021, the Company estimated the fair value of the potential Earnout Shares to be $140.0 million. As of December 31, 2021, no Earnout Shares have been issued as none of the corresponding share price thresholds have been met.
During the period from June 16, 2021 to December 31, 2021, the fair value of the Earnout Shares decreased to $28.8 million, resulting in a gain of $111.2 million for the year ended December 31, 2021, respectively, recorded as a component of change in fair value of contingent common shares liability in the consolidated statement of operations.
The fair value of the Earnout Shares as of December 31, 2021 was $28.8 million and was recorded as a component of contingent common shares liability in the consolidated balance sheets. Refer to Note 15—
Fair Value Measurements
for further details.
Vesting Shares
Subject to the terms and conditions of the Sponsor Letter Agreement that was executed in connection with the Merger Agreement, 8.6 million shares of Class F common stock of FAII outstanding immediately prior to the
Business Combination converted to potential Class A common shares and became subject to vesting and forfeiture provisions. The Vesting Shares vest in three equal tranches of 2.9 million shares each if the trading price of common stock exceeds certain thresholds within 10 years of the Closing Date:

•	The first issuance of 2.9 million Vesting Shares will occur if the VWAP exceeds $12.00 for any 5 trading days within any consecutive 10 trading day period.

•	The second issuance of 2.9 million Vesting Shares will occur if the VWAP exceeds $14.00 for any 5 trading days within any consecutive 10 trading day period.

•	The third issuance of 2.9 million Vesting Shares will occur if the VWAP exceeds $16.00 for any 5 trading days within any consecutive 10 trading day period.
The Vesting Shares are subject to acceleration in the event of a sale or other change in control if the holders of Class A common stock would receive a per share price in excess of the applicable Vesting Shares price target.
The Company accounts for the Vesting Shares as a liability in accordance with the guidance in ASC 480,
Distinguishing Liabilities from Equity
, and ASC 815,
Derivatives and Hedging,
and is subject to
re-measurement
at each balance sheet date. Changes in fair value are recognized in the Company’s consolidated statements of operations. On June 16, 2021, the Company estimated the fair value of the Vesting Shares to be $80.5 million. As of December 31, 2021, no Vesting Shares are outstanding as none of the corresponding share price thresholds have been met.
During the period from June 16, 2021 to December 31, 2021, the fair value of the Vesting Shares decreased to $16.6 million, resulting in a gain of $63.9 million for the year ended December 31, 2021, respectively, recorded as a component of change in fair value of contingent common shares liability in the consolidated statements of operations.
The fair value of the Vesting Shares as of December 31, 2021 was $16.6 million and was recorded as a component of contingent common shares liability in the consolidated balance sheets. Refer to Note 15—
Fair Value Measurements
for further details.